SHARE CAPITAL (Details Narrative) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Officers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Price per share | $ / shares	$ 3.00
Common stock shares sold | shares	50,000
Private Placements [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from issuance of common stock | $	$ 14,931,958
Common stock shares issued | shares	5,137,950
Price per share | $ / shares	$ 2.91
Chardan Capital Markets, LLC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Common sale purchase description	In February 2016, the Corporation filed a prospectus supplement and accompanying prospectus related to the potential issuance and sale of up to $12,000,000 of our common stock, no par value per share, from time to time through our sales agent, Chardan Capital Markets, LLC, or Chardan.